RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Sep. 30, 2021
Disclosure of transactions between related parties [abstract]
Disclosure of expenses related to key management personnel [Table Text Block]
	Year ended	Year ended	Period ended
	September 30, 2021	September 30, 2020	September 30, 2019
	$	$	$
Professional fees	87,074	22,575	-
Research and development	772,596	26,777	-
Share-based compensation included in directors' compensation	136,612	-	-
Share-based compensation included in professional fees	23,126	-	-
Share-based compensation included in research and development	236,652	161,300	-
	1,256,060	210,652	-